UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05010

The Huntington Funds

(Exact name of registrant as specified in charter)

2960 North Meridian Street, Suite 300

Attn: Huntington Funds Officer

            Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Michelle Forgach, Esq.

The Huntington National Bank

41 South High Street

        Columbus, OH 43287

(Name and address of agent for service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worchester

1666 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code:     1-800-253-0412

Date of fiscal year end:     October 31

Date of reporting period:     January 31, 2012

Item 1.	Schedule of Investments.

Huntington World Income Fund

Portfolio of Investments (Unaudited)

January 31, 2012

Principal Amount or Shares		Value
Common Stocks — 65.5%
Australia — 0.8%
Financials — 0.8%
10,000	National Australia Bank Ltd.	$253,225

Bermuda — 1.0%
Energy — 1.0%
8,000	Seadrill Ltd. (a)	296,800

Canada — 9.1%
Energy — 5.9%
5,000	Crescent Point Energy Corp.	228,683
15,000	Enerplus Corp.	357,300
20,000	Freehold Royalties Ltd.	415,079
37,000	Pengrowth Energy Corp.	370,740
40,500	Provident Energy Ltd.	454,005

		1,825,807

Financials — 2.1%
7,200	Bank of Montreal	418,464
12,000	Sun Life Financial, Inc.	240,240

		658,704

Telecommunication Services — 1.1%
2,600	BCE, Inc.	106,002
6,000	BCE, Inc. ADR	244,800

		350,802

		2,835,313

France — 1.8%
Energy — 1.0%
6,000	Total SA ADR (a)	317,820

Telecommunication Services — 0.8%
15,000	France Telecom SA ADR	226,200

		544,020

Greece — 1.2%
Industrials — 1.2%
22,000	Navios Maritime Partners LP	357,500

Israel — 1.2%
Industrials — 1.2%
1,800	Delek Group Ltd.	384,590

Marshall Islands — 1.3%
Energy — 1.3%
14,500	Teekay Corp.	397,590

New Zealand — 0.7%
Telecommunication Services — 0.7%
25,000	Telecom Corp. of New Zealand Ltd. ADR	219,250

Principal Amount or Shares		Value
Spain — 3.1%
Financials — 2.1%
35,000	Banco Bilbao Vizcaya Argentaria SA ADR	$306,600
45,000	Banco Santander SA ADR	354,600

		661,200

Telecommunication Services — 1.0%
17,000	Telefonica SA ADR	296,140

		957,340

Switzerland — 1.0%
Energy — 1.0%
6,600	Transocean Ltd.	312,180

United Kingdom — 2.2%
Health Care — 0.8%
5,500	GlaxoSmithKline PLC ADR	244,970

Utilities — 1.4%
23,000	SSE PLC	443,221

		688,191

United States — 42.1%
Consumer Staples — 0.9%
10,000	Altria Group, Inc.	284,000

Energy — 15.8%
3,500	BP Prudhoe Bay Royalty Trust	402,500
25,000	Crosstex Energy LP	421,750
36,000	Eagle Rock Energy Partners LP	400,680
7,000	Energy Transfer Partners LP	345,450
6,800	Exterran Partners LP	158,848
10,000	Genesis Energy LP (a)	281,100
12,000	Inergy LP	226,200
4,600	Kinder Morgan Energy Partners LP	390,908
15,000	Legacy Reserves LP	425,250
8,500	Linn Energy LLC	317,050
13,000	Natural Resource Partners LP	363,740
15,000	Penn Virginia Resource Partners LP	390,750
3,500	Plains All American Pipeline LP	273,000
7,000	Regency Energy Partners LP	181,090
12,000	Vanguard Natural Resources LLC	333,240

		4,911,556

Financials — 2.9%
8,600	American Capital Agency Corp.	252,152
20,000	Ares Capital Corp.	317,000
15,000	Solar Capital Ltd.	342,750

		911,902

Health Care — 4.6%
11,000	Eli Lilly & Co.	437,140
10,000	Merck & Co., Inc. (a)	382,600
30,000	PDL BioPharma, Inc.	191,700
19,500	Pfizer, Inc.	417,300

		1,428,740

Principal Amount or Shares		Value
Industrials — 2.2%
20,000	SeaCube Container Leasing Ltd.	$308,800
11,000	TAL International Group, Inc. (a)	366,410

		675,210

Materials — 1.5%
13,000	Southern Copper Corp. (a)	450,970

Real Estate Investment Trusts — 7.3%
24,500	AllianceBernstein Holding LP	372,890
20,000	Annaly Capital Management, Inc.	336,800
60,000	Chimera Investment Corp.	182,400
7,000	Hatteras Financial Corp.	194,320
16,000	Hospitality Properties Trust	387,680
14,000	Invesco Mortgage Capital, Inc.	219,520
25,000	Medical Properties Trust, Inc.	268,000
13,500	Senior Housing Properties Trust	306,180

		2,267,790

Telecommunication Services — 4.4%
14,000	AT&T, Inc. (a)	411,740
10,000	CenturyLink, Inc. (a)	370,300
45,000	Frontier Communications Corp.	192,600
33,000	Windstream Corp.	398,310

		1,372,950

Utilities — 2.5%
10,000	Exelon Corp.	397,800
6,700	Progress Energy, Inc.	364,011

		761,811

		13,064,929

Total Common Stocks (Cost $20,745,910)		20,310,928

Preferred Stocks — 11.7%
Germany — 0.6%
Financials — 0.6%
7,000	Allianz SE, 8.375%	183,969

United States — 11.1%
Financials — 4.9%
12,000	BB&T Capital Trust V, 8.950%	320,400
14,000	First Republic Bank, Series A, 6.700%	350,700
10,000	JPMorgan Chase Capital XXVI, 8.000%	262,000
9,000	M&T Capital Trust IV, 8.500%	237,780
15,000	Merrill Lynch & Co. Capital Trust V, Series F, 7.280%	359,550

		1,530,430

Materials — 1.2%
5,400	Molycorp, Inc., Series A, 5.500%	370,008

Real Estate Investment Trusts — 1.8%
9,000	Kimco Realty Corp., Series G, 7.750%	235,080
11,000	Vornado Realty LP, 7.875%	308,000

		543,080

Principal Amount or Shares		Value
Telecommunication Services — 2.1%
10,000	NextEra Energy Capital Holdings, Inc., Series F, 8.750%	$294,800
14,000	Qwest Corp., 7.500%	370,720

		665,520

Utilities — 1.1%
13,000	FPC Capital I, Series A, 7.100%	333,320

		3,442,358

Total Preferred Stocks (Cost $3,595,377)		3,626,327

Corporate Bonds — 6.5%
Australia — 1.7%
500,000	Goldman Sachs Group, Inc./The, 7.750%, 11/23/16 (b)	541,014

Germany — 0.6%
Financials — 0.6%
320,000	KFW, EMTN, 9.250%, 10/22/12 (b)	183,881

Multi-Nationals — 1.9%
Financials — 1.9%
860,000,000	European Bank for Reconstruction & Development, GMTN, 7.200%, 6/8/16 (c)	101,774
2,500,000,000	Inter-American Development Bank, GMTN, 6.500%, 6/4/14 (c)	286,809
375,000	International Bank for Reconstruction & Development, GMTN, 8.750%, 6/15/12 (d)	214,159

		602,742

United States — 2.3%
Financials — 1.6%
255,000	General Electric Capital Corp., EMTN, 5.000%, 2/28/14	214,731
250,000	Morgan Stanley, GMTN, 7.625%, 3/3/16	261,726

		476,457

Real Estate Investment Trusts — 0.7%
200,000	Developers Diversified Realty Corp., 7.500%, 4/1/17	225,275

		701,732

Total Corporate Bonds (Cost $2,049,755)		2,029,369

Foreign Government Bonds — 5.7%
Indonesia — 0.7%
1,700,000,000	Indonesia Government Bond, Series FR55, 7.375%, 9/15/16 (b)	208,512

Israel — 0.6%
700,000	Israel Government Bond, Series 816, 4.250%, 8/31/16 (b)	197,490

Mexico — 1.5%
23,500	Mexican Bonos, Series M, 7.000%, 6/19/14 (b)	189,622
33,500	Mexican Bonos, Series MI10, 8.000%, 12/19/13 (b)	272,372

		461,994

Principal Amount or Shares		Value
Poland — 1.4%
560,000	Poland Government Bond, Series 416, 5.000%, 4/25/16 (b)	$173,789
530,000	Poland Government Bond, Series 414, 5.750%, 4/25/14 (b)	167,518
279,000	Poland Government Bond, Series 415, 5.500%, 4/25/15 (b)	88,063

		429,370

South Africa — 0.3%
620,000	South Africa Government Bond, Series R201, 8.750%, 12/21/14 (b)	84,947

Turkey — 1.2%
394,000	Turkey Government Bond, 8.000%, 1/29/14 (b)	216,179
300,000	Turkey Government Bond, 0.000%, 11/7/12 (b) (e)	157,300

		373,479

Total Foreign Bonds (Cost $1,899,015)		1,755,792

Closed-End Funds — 1.6%
18,000	GAMCO Global Gold, Natural Resources & Income Trust by Gabelli	293,760
13,000	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	214,110

Total Closed-End Funds (Cost $500,031)		507,870

Exchange-Traded Funds — 0.6%
2,000	iShares iBoxx $ High Yield Corporate Bond Fund	181,480

Total Exchange-Traded Funds (Cost $183,315)		181,480

Options Purchased — 0.0%
50	Eli Lilly & Co., Call @ $40, Expiring January 2013	14,550

Total Options Purchased (Cost $15,924)		14,550

Cash Equivalents — 10.6%
3,284,073	Huntington Money Market Fund, Interfund Shares, 0.010% (f) (g) (h)	3,284,073

Total Cash Equivalents (Cost $3,284,073)		3,284,073

Total Investments (Cost $32,273,400) — 102.2%		31,710,389

Liabilities in Excess of Other Assets — (2.2)%		(693,213)

Net Assets — 100.0%		$31,017,176

(a)	All or a portion of the security is held as collateral for options.
(b)	Foreign-denominated security. Principal amount is reported in applicable country’s currency.
(c)	Foreign-denominated security. Principal amount is reported in Indonesian Rupiah.
(d)	Foreign-denominated security. Principal amount is reported in Brazilian Real.
(e)	Zero coupon capital appreciation bonds.
(f)	Investment in affiliate.
(g)	Rate disclosed is the seven day yield as of January 31, 2012.
(h)	All or a portion of the security is held as collateral for written put options.

ADR — American Depositary Receipt

EMTN — Euro Medium Term Note

GMTN — Global Medium Term Note

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Company

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)

As of January 31, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) is as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)*
World Income Fund	$32,141,043	$755,603	$(1,253,947)	$(498,344)

* The difference between the book-basis unrealized appreciation/(depreciation) is attributable primarily to: tax deferral of losses on wash sales, the differences between book and tax amortization methods for premium and market discounts, and the return of capital adjustments from real estate investment trusts.

The Huntington Funds (the “Trust”) was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). On June 23, 2006, the Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At January 31, 2012, The Trust operates 38 separate series, or mutual funds, 26 retail portfolios and 12 variable annuity portfolios, each with its own investment objective and strategy. Effective May 2, 2011, the Huntington World Income Fund (“World Income Fund” or “Fund”) was added to the Trust.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.	Investment Valuations

The price at which the Fund will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges.

The Trust calculates the NAV for the Fund by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of options contracts traded for that issue) on which such options are traded.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Sub-Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of the circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when the Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Fund’s Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation procedures noted previously, equity securities (including foreign equity securities) are generally recognized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Option securities are generally recognized as Level 1 securities in the fair value hierarchy. Debt securities are generally recognized as Level 2 securities in the fair value hierarchy. Mutual funds, exchange traded funds and cash equivalents are generally recognized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities).

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2012, while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for the World Income Fund:

	Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs		Total
Fund Name	Securities	Other Financial Investments*	Securities	Other Financial Investments*	Securities	Other Financial Investments*
World Income Fund
Common Stocks	$20,310,928	$-	$-	$-	20,310,928	-
Preferred Stocks	3,442,358	-	183,969	-	3,626,327	-
Corporate Bonds	-	-	2,029,369	-	2,029,369	-
Foreign Government Bonds	-	-	1,755,792	-	1,755,792	-
Closed-End Funds	507,870	-	-	-	507,870	-
Exchange-Traded Funds	181,480	-	-	-	181,480	-
Options Purchased	14,550	-	-	-	14,550	-
Cash Equivalents	3,284,073	-	-	-	3,284,073	-
Written Options	-	(67,690)	-	-	-	(67,690)

Total	27,741,259	(67,690)	3,969,130	-	31,710,389	(67,690)

* Other financial investments are derivative instruments not reflected on the Portfolio of Investments, such as written options contracts.

For the period November 1, 2011 through January 31, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between all levels as of January 31, 2012.

B.	When-Issued and Delayed Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

C.	Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

D.	Derivative Instruments

The Fund may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. The Fund may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts — The Fund may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At January 31, 2012, the Fund did not have any forward foreign exchange contracts outstanding.

Written Options Contracts — The Fund may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses.

Investing in written options contracts exposes a Fund to equity price risk.

The following is a summary of World Income Fund’s written option activity for the period ended January 31, 2012:

Contracts	Number of Contracts	Premium
Outstanding at 10/31/2011	597	$55,194
Options written	1,971	145,213
Options expired	(939)	(75,246)
Options closed	(326)	(51,381)
Options exercised	(433)	(24,847)
Outstanding at 01/31/2012	870	$48,933

At January 31, 2012, World Income Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation/ (Depreciation)
AT&T, Inc.	Call	March 2012	$31	140	$1,540	$2,100
CenturyLink, Inc.	Call	April 2012	39	100	3,000	400
Eli Lilly & Co.	Put	January 2013	35	50	11,750	2,123
Genesis Energy LP	Call	March 2012	30	100	2,500	900
Merck & Co., Inc.	Call	February 2012	40	100	700	3,250
Seadrill Ltd.	Call	February 2012	36	80	12,200	(7,880)
Southern Copper Corp.	Call	February 2012	33	130	27,950	(20,280)
TAL International Group, Inc.	Call	February 2012	35	110	3,850	990
Total SA	Call	March 2012	55	60	4,200	(360)
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(18,757)

E.	Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust’s Pricing Committee. At January 31, 2012, the Fund did not hold any restricted securities.

F.	Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

G.	General

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in a certain affiliated money market fund which is managed by the Adviser. A summary of the Fund’s investment in such affiliated money market fund (Huntington Money Market Fund) is set forth below:

Fund	10/31/2011 Market Value	Purchases	Sales	01/31/12 Market Value	Income
World Income Fund	$416,133	$11,400,051	$ (8,532,111)	$3,284,073	$25

Item 2.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        The Huntington Funds

By (Signature and Title)           /s/ R. Jeffrey Young

R. Jeffrey Young, Principal Executive Officer

Date     3/28/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /s/ R. Jeffrey Young

R. Jeffrey Young, Principal Executive Officer

Date     3/28/2012

By (Signature and Title)            /s/ Robert Silva

Robert Silva, Treasurer and Principal Financial Officer

Date     3/28/2012